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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number: 28-05369
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

       /s/ John F. Brennan, Jr.          Boston, MA         8/14/2009
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 52
                                        --------------------

Form 13F Information Table Value Total: $821,783
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        28-05371                     John F. Brennan, Jr.
    ------       -----------------         ---------------------------------

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
          ITEM 1               ITEM 2        ITEM 3   ITEM 4          ITEM 5           ITEM 6    ITEM 7           ITEM 8
------------------------- ---------------- --------- -------- ---------------------- ---------  --------  -----------------------
                              TITLE OF                VALUE    SH/PRN          PUT/   INVSTMT    OTHER       VOTING AUTHORITY
          ISSUER               CLASS         CUSIP   (x$1000)  AMOUNT   SH/PRN CALL   DISCRTN     MGRS    SOLE    SHARED    NONE
------------------------- ---------------- --------- -------- --------- ------ ------ --------  --------  ---- ----------- ------
AARON'S INC               COMMON           002535201    25180    844384   SH          OTHER        01       0       844384    0
ABBOTT LABORATORIES       COMMON           002824100    27590    586530   SH          OTHER        01       0       586530    0
ACTIVISION BLIZZARD INC   COMMON           00507V109    13992   1107820   SH          OTHER        01       0      1107820    0
AK STEEL HOLDING CORP     COMMON           001547108     3016    157160   SH          OTHER        01       0       157160    0
ALLEGHENY ENERGY INC      COMMON           017361106    41840   1631180   SH          OTHER        01       0      1631180    0
ALLERGAN INC              COMMON           018490102    12510    262930   SH          OTHER        01       0       262930    0
APPLE INC                 COMMON           037833100     6040     42410   SH          OTHER        01       0        42410    0
AMERISTAR CASINOS INC     COMMON           03070Q101     8531    448270   SH          OTHER        01       0       448270    0
BANK OF AMERICA CORP      COMMON           060505104      443     33560   SH          OTHER        01       0        33560    0
BANNER CORP               COMMON           06652V109     2043    534700   SH          OTHER        01       0       534700    0
BAXTER INTL INC           COMMON           071813109    23580    445240   SH          OTHER        01       0       445240    0
BJS WHSL CLUB INC         COMMON           05548J106    15191    471320   SH          OTHER        01       0       471320    0
COVIDIEN PLC              SHS              G2554F105     4162    111170   SH          OTHER        01       0       111170    0
DOLLAR TREE INC           COMMON           256746108     6327    150290   SH          OTHER        01       0       150290    0
EBAY INC                  COMMON           278642103     3318    193712   SH          OTHER        01       0       193712    0
EMC CORP MASS             COMMON           268648102     9700    740480   SH          OTHER        01       0       740480    0
EXPRESS SCRIPTS INC       COMMON           302182100    14455    210260   SH          OTHER        01       0       210260    0
FAMILY DOLLAR STORES INC  COMMON           307000109    11058    390750   SH          OTHER        01       0       390750    0
GILEAD SCIENCES INC       COMMON           375558103    17558    374860   SH          OTHER        01       0       374860    0
GREEN BANCSHARES INC      COMMON           394361208     1642    366491   SH          OTHER        01       0       366491    0
HUDSON CITY BANCORP INC   COMMON           443683107     7224    543550   SH          OTHER        01       0       543550    0
INVESTORS BANCRP          COMMON           46146P102    14029   1524872   SH          OTHER        01       0      1524872    0
JM SMUCKER CO             COMMON           832696405    35176    722896   SH          OTHER        01       0       722896    0
JOHNSON CTLS INC          COMMON           478366107    31464   1448600   SH          OTHER        01       0      1448600    0
JPMORGAN CHASE & CO       COMMON           46625H100    17430    510980   SH          OTHER        01       0       510980    0
KEYCORP                   PFD 7.75% SR A   493267405    31689    455955   SH          OTHER        01       0       455955    0
LIFE TECHNOLOGIES
 CORPORATION              COMMON           53217V109     3509     84120   SH          OTHER        01       0        84120    0
LOCKHEED MARTIN CORP      COMMON           539830109    39434    488954   SH          OTHER        01       0       488954    0
MAJESCO ENTERTAINMENT CO  COMMON           560690208       38     19534   SH          OTHER        01       0        19534    0
MASTEC INC                COMMON           576323109     7240    617712   SH          OTHER        01       0       617712    0
MCDONALDS CORP COM        COMMON           580135101     7045    122540   SH          OTHER        01       0       122540    0
MEDTRONIC INC             COMMON           585055106    36953   1059130   SH          OTHER        01       0      1059130    0
MOLECULAR INSIGHT PHARM
 INC                      COMMON           60852M104      466     90200   SH          OTHER        01       0        90200    0
NEW YORK CMNTY CAP TR V   UNIT 99/99/9999  64944P307     7886    240789   SH          OTHER        01       0       240789    0
ON SEMICONDUCTOR CORP     COMMON           682189105     6739    982350   SH          OTHER        01       0       982350    0
PEOPLES UNITED FINANCIAL
 INC                      COMMON           712704105     5505    365292   SH          OTHER        01       0       365292    0
POTASH CORP OF
 SASKATCHEWAN INC         COMMON           73755L107     3758     40390   SH          OTHER        01       0        40390    0
PRECISION CASTPARTS CORP  COMMON           740189105    40304    551879   SH          OTHER        01       0       551879    0
PRICELINE COM INC         COMMON           741503403    16839    150951   SH          OTHER        01       0       150951    0
PT TELEKOMUNIKASI
 INDONESIA                SPONSORED ADR    715684106    18800    627087   SH          OTHER        01       0       627087    0
QUALCOMM INC              COMMON           747525103    13526    299250   SH          OTHER        01       0       299250    0
ROMA FINCL CORP           COMMON           77581P109     6357    499014   SH          OTHER        01       0       499014    0
SCHERING PLOUGH CORP      COMMON           806605101    53526   2130830   SH          OTHER        01       0      2130830    0
SPRINT NEXTEL CORP        SER 1            852061100    24483   5090050   SH          OTHER        01       0      5090050    0
STERLING FINANCIAL CORP
 WASH                     COMMON           859319105     6285   2159907   SH          OTHER        01       0      2159907    0
TJX COS INC NEW           COMMON           872540109     7359    233930   SH          OTHER        01       0       233930    0
UNITED CMNTY BKS
 BLAIRSVILLE GA           CAP STK          90984P105     2484    414697   SH          OTHER        01       0       414697    0
UNITED STS STL CORP       COMMON           912909108     6262    175220   SH          OTHER        01       0       175220    0

WAL-MART STORES INC       COMMON           931142103    70707   1459683   SH          OTHER        01       0      1459683    0
WATSCO INC                COMMON           942622200    10743    219560   SH          OTHER        01       0       219560    0
WELLS FARGO & CO          PERP PFD CNV A   949746804    34853     44400   SH          OTHER        01       0        44400    0
ZIMMER HOLDINGS INC       COMMON           98956P102     5494    128970   SH          OTHER        01       0       128970    0